Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

		As of December 31, 2023	As of December 31, 2022	Rate of interest
	Credit facilities
(i)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	$6,000	$6,000	Fixed rate
(ii)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	101,087	110,827	Margin + Secured Overnight Financing Rate (“SOFR”)
(iii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	99,680	105,000	Margin + SOFR
(iv)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	96,875	—	Margin + SOFR
	Sale and lease back agreements
(v)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	26,500	29,700	Margin + SOFR
(vi)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	26,500	29,700	Margin + SOFR
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	38,332	41,996	Margin + SOFR
(viii)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	—	8,083	Margin +SOFR
(ix)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	—	8,083	Margin + SOFR
(x)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	—	8,083	Margin + SOFR
(xi)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	126,479	138,888	Margin + SOFR
(xii)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	120,232	132,217	Margin + SOFR
(xiii)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	130,873	139,183	Margin + SOFR
(xiv)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	129,829	138,072	Margin + SOFR
(xv)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	130,715	136,778	Fixed rate
(xvi)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	104,284	—	($71,884: Margin + SOFR, $32,400: Fixed rate)
(xvii)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	177,438	—	Margin + SOFR
(xviii)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	196,317	—	Margin + SOFR
	Unsecured Bonds
(xix)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	165,984	159,966	Fixed rate
(xx)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	110,656	106,644	Fixed rate
	Total long-term debt	1,787,781	1,299,220
	Less: Deferred loan and financing arrangements issuance costs	12,486	10,142
	Total long-term debt, net	1,775,295	1,289,078
	Less: Current portion of long-term debt	105,911	75,438
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,795	2,225
	Long-term debt, net	$1,672,179	$1,215,865

Long-Term Debt - Required Annual Loan Payments (Table)
For the year ending December 31,	Amount
2024	$105,911
2025	145,175
2026	271,022
2027	262,921
2028	393,196
Thereafter	609,556
Total	$1,787,781